Pension Plans and Postretirement Benefits - Weighted Average Assumptions used to Determine Net Periodic Benefit Obligations and Net Periodic Benefit Cost (Detail)	Dec. 31, 2014	Dec. 31, 2013
Domestic Plans [Member]
Weighted average assumptions used to determine net periodic benefit obligations at December 31:
Discount rate	4.00%	4.80%
TCN Plan [Member]
Weighted average assumptions used to determine net periodic benefit obligations at December 31:
Discount rate	3.80%	4.80%